Financial Assets at Amortized Cost (Details) - Schedule of Credit Ratings of the Issuers of Instruments Assets at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument
Financial instruments assets at amortized cost	$ 1,431,083	$ 902,355
Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost	1,431,083	902,355
Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 1 - Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost	1,431,083	902,355
Stage 1 - Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost	1,431,083	902,355
Stage 1 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 1 - Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 - Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 - Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost